Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Related Party Transactions [Line Items]
Total	$ 312,815	$ 350,758	$ 1,728,398	$ 1,424,460	$ 451,602
Total	329,004
Mrs. Qi Xiaoyu [Member]
Schedule of Related Party Transactions [Line Items]
Total	241,147	146,458	1,480,137	1,165,096	207,352
Total	253,155
Ms. Wu Shunyu [Member]
Schedule of Related Party Transactions [Line Items]
Total	6,130		30,222	104,225	183,156
Mr. Fuyunishiki Ryo [Member]
Schedule of Related Party Transactions [Line Items]
Total	65,538	202,867	218,038	78,240	61,094
Total	75,849
Mr. Wu Zhihua [Member]
Schedule of Related Party Transactions [Line Items]
Total		$ 1,433		76,299
Ishiyama [Member]
Schedule of Related Party Transactions [Line Items]
Total				34,552
Total			$ (35,990)	$ 34,552